Debt - Credit Agreements (Details) - USD ($) $ in Millions	Oct. 20, 2017	Dec. 31, 2020
Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 425.0
Term of debt	5 years
Term B Facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 425.0	$ 425.0
Term of debt	5 years
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 30.0	$ 30.0
Term of debt	5 years